Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table details the Waneta Partnership assets, liabilities, revenue, expenses, and cash flow included in the Corporation's consolidated financial statements.

(in millions)	2017	2016
Assets
Cash and cash equivalents	$16	$15
Accounts receivable and other current assets	14	14
Property, plant and equipment	688	696
Intangible assets	30	30
	$748	$755
Liabilities
Accounts payable and other current liabilities	$(28)	$(3)
Other liabilities	(63)	(79)
	(91)	(82)
Net assets before partners' equity	$657	$673

(in millions)	2017	2016
Revenue	$93	$91
Expenses
Operating expense	17	17
Depreciation and amortization	18	18
Finance charges	4	3
	39	38
Net earnings	$54	$53